Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Pending Series E Preferred Stock Financing and Filing for Arbitration

On May 3, 2017, the Company entered into a securities purchase agreement with a purchaser to sell 1,000,000 shares of a new Series E Preferred Stock, par value $0.001 per share, at a purchase price of $20.00 for each preferred share for aggregate gross proceeds of $20,000,000. The securities purchase agreement provides for no conditions precedent to the close and that closing is not to occur later than July 10, 2017. The purchaser did not provide funding to close the transaction on July 10, 2017 as required under the securities purchase agreement and requested an extension of the closing date. In connection with the signing of the securities purchase agreement, an affiliate of the purchaser entered into a financial guarantee to the benefit of the Company that provided for payment of the purchase price in full within 90 days of exercise. The Company exercised this guarantee on July 12, 2017. The guarantor has failed to pay the $20,000,000 within 90 days of notice of the purchaser’s default, as required by the terms of the guaranty.

On November 8, 2017, the Company filed a petition commencing arbitration against the purchaser and guarantor as well as other related individuals. In the petition, the Company asserts, among other things, breach of contract against the purchaser for its failure to close its purchase of Series E Preferred Stock as required by the securities purchase agreement. The Company also asserts a breach of contract claim against the guarantor for its failure to honor its guarantee of the transaction. The petition was filed with Judicial Arbitration and Mediation Services, Inc., ENDISPUTE in Orange County, California, as required by the securities purchase agreement. The Company has engaged its legal counsel in the matter on a contingent-fee basis and intends to purse damages and remedies in connections with these agreements.

Series F Preferred Stock Financing

On November 1, 2017, the Company entered into a Securities Purchase Agreement to sell 2,000 shares of Series F Convertible Preferred Stock to certain accredited investors at a purchase price of $1,000 for each Preferred Share for aggregate gross proceeds of $2,000,000. The Company consummated the issuance and sale of the Preferred Shares on the same day. The Series F Preferred Shares are convertible into shares of the Company’s common stock at a conversion price of $0.15 per share and provide for anti-dilution protection, rights upon various transactions, certain redemption and liquidation preferences and adjustments for any dividends. The Company has agreed to register the underlying shares of Company common stock and as a result of the issuance of the Series F Preferred Shares, the conversion price of outstanding Series B and Series C Preferred Stock was reset to $0.15. The Company intends to use the proceeds of the financing for general corporate purposes, including, without limitation, to pay down past due obligations and other working capital items.

8. Subsequent Events

UM 5070 license agreement

On January 10, 2017, the “Company entered into a license agreement with the University of Mississippi pursuant to which UM granted the Company an exclusive, perpetual license, including the right to sublicense, under intellectual property related to UM5070, a platform of cannabinoid-based molecules to research, develop and commercialize products for the treatment of infectious diseases. The license agreement culminates roughly one year of screening and target molecule identification studies especially focused on therapy-resistant infectious organisms like methicillin-resistant Staphylococcus aureus (MRSA). The license agreement contains certain milestone and royalty payments, as defined therein. There is a one-time upfront payment of $65,000 payable in four equal monthly installments that started on February 1, 2017. These licenses also require the Company to reimburse UM for patent costs incurred related to these products under license. These license agreements will terminate upon expiration of the patents, breach or default of the license agreements, or upon 60 days’ written notice by the Company to UM.

Convertible Preferred Stock Issuance

In January 2017, the Company sold 1,200 shares of convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $1,200,000 to a healthcare investment fund and private investors under the Series D Preferred Stock Agreement. Each share of preferred stock is convertible into 4,000 shares of common stock which results in an effective conversion price of $0.25 per common share. This results in the reduction of the conversion price of the Series B and Series C Preferred Stock to $0.25 and a reduction in the exercise price of the Series B warrants to $0.25. As part of the terms of the Series D Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchaser to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. In addition, the placement agent received a warrant to purchase up to 480,000 shares of common stock with an exercise price of $0.25 per share that expires in January, 2022.